SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
2.	SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing the performance of the operating segments, has been identified as the Board of Directors. Management has determined the operating segments based on the reports reviewed by the Board of Directors, which are used to make strategic decisions. The Board considers the business from a geographic perspective based on the Group’s management and internal reporting structure. Sales of product between companies in the Group are made on commercial terms which reflect the nature of the relationship between the relevant companies. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise interest-bearing loans, borrowings and expenses and corporate expenses. Segment capital expenditure is the total cost during the year to acquire segment plant, property and equipment and intangible assets that are expected to be used for more than one period, whether acquired on acquisition of a business combination or through acquisitions as part of the current operations.

The Group comprises two main geographical segments (i) the Americas and (ii) Rest of World. The Group’s geographical segments are determined by the location of the Group’s assets and operations. The Group has also presented a geographical analysis of the segmental data for Ireland as is consistent with the information used by the Board of Directors.

The reportable operating segments derive their revenue primarily from one source (i.e. the market for diagnostic tests for a range of diseases and other medical conditions). In determining the nature of its segmentation, the Group has considered the nature of the products, their risks and rewards, the nature of the production base, the customer base and the nature of the regulatory environment. The Group acquires, manufactures and markets a range of diagnostic products. The Group’s products are sold to a similar customer base and the main body whose regulation the Group’s products must comply with is the Food and Drug Administration (“FDA”) in the US.

The following presents revenue and profit information and certain asset and liability information regarding the Group’s geographical segments.

i)	The distribution of revenue by geographical area based on location of assets was as follows:

		Rest of World
Revenue	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	77,688	24,292	-	-	101,980
Inter-segment revenue	59,304	1,095	-	(60,399)	-

Total revenue	136,992	25,387	-	(60,399)	101,980

		Rest of World
Revenue	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	64,045	26,390	-	-	90,435
Inter-segment revenue	39,563	1,629	-	(41,192)	-

Total revenue	103,608	28,019	-	(41,192)	90,435

		Rest of World
	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	65,863	31,172	-	-	97,035
Inter-segment revenue	38,665	2,899	-	(41,564)	-

Total revenue	104,528	34,071	-	(41,564)	97,035

ii)	The distribution of revenue by customers’ geographical area was as follows:

Revenue	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Americas	70,408	52,183	57,559
Asia / Africa	22,567	27,686	29,466
Europe (including Ireland) *	9,005	10,566	10,010

	101,980	90,435	97,035

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

iii)	The distribution of revenue by major product group was as follows:

Revenue	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Clinical laboratory goods	84,280	68,127	71,618
Clinical laboratory services	8,485	10,915	10,581
Point-of-Care	9,215	11,393	14,836

	101,980	90,435	97,035

iv)	The group has recognised the following amounts relating to revenue in the consolidated statement of operations:

Revenue	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Revenue from contracts with customers (a)	101,980	90,435	97,035
Revenue from other sources	-	-	-

	101,980	90,435	97,035

(a)	Disaggregation of revenue from contracts with customers:

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical areas:

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	77,060	24,292	—	101,352
Over time	628	—	—	628

Total	77,688	24,292	—	101,980

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	63,300	26,390	—	89,690
Over time	745	—	—	745

Total	64,045	26,390	—	90,435

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	64,941	31,172	—	96,113
Over time	922	—	—	922

Total	65,863	31,172	—	97,035

(b)	The Group derives revenue from the transfer of goods and services over time and at a point in time based on customers’ geographical area as follows:

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	69,780	22,567	9,005	101,352
Over time	628	—	—	628

Total	70,408	22,567	9,005	101,980

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	51,438	27,686	10,566	89,690
Over time	745	—	—	745

Total	52,183	27,686	10,566	90,435

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	56,637	29,466	10,010	96,113
Over time	922	—	—	922

Total	57,559	29,466	10,010	97,035

v)          The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	14,495	4,264	(71)	18,688
Impairment	(17,779)	-	—	(17,779)

Result after impairment	(3,284)	4,264	(71)	909
Unallocated expenses *				(827)

Operating profit				82
Net financing expense (Note 8)				(6,715)

Loss before tax				(6,633)
Income tax credit (Note 9)				620

Loss for the year on continuing operations				(6,013)
Loss for the year on discontinued operations (Note 10)				(375)

Loss for the year				(6,388)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	5,239	(4,334)	(108)	797
Impairment	(14,562)	(9,733)	—	(24,295)

Result after impairment	(9,323)	(14,067)	(108)	(23,498)
Unallocated expenses *				(614)

Operating loss				(24,112)
Net financing expense (Note 8)				(5,885)

Loss before tax				(29,997)
Income tax credit (Note 9)				1,006

Loss for the year on continuing operations				(28,991)
Profit for the year on discontinued operations (Note 10)				77

Loss for the year				(28,914)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	5,514	1,900	(44)	7,370
Impairment	(19,095)	(7,837)	—	(26,932)

Result after impairment	(13,581)	(5,937)	(44)	(19,562)
Unallocated expenses *				(665)

Operating loss				(20,227)
Net financing expense (Note 8)				(2,956)

Loss before tax				(23,183)
Income tax credit (Note 9)				525

Loss for the year on continuing operations				(22,658)
Loss for the year on discontinued operations (Note 10)				568

Loss for the year				(22,090)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

vi)	The distribution of segment assets and segment liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	58,164	37,632	3	95,799
Unallocated assets:
Income tax assets (current and deferred)				7,271
Cash and cash equivalents and short-term investments				27,327

Total assets as reported in the Group balance sheet				130,397

Segment liabilities	20,431	107,080	46	127,557
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,059

Total liabilities as reported in the Group balance sheet				132,616

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	69,224	37,212	1	106,437
Unallocated assets:
Income tax assets (current and deferred)				8,234
Cash and cash equivalents and short-term investments				16,400

Total assets as reported in the Group balance sheet				131,071

Segment liabilities	14,575	104,396	200	119,171
Unallocated liabilities:
Income tax liabilities (current and deferred)				7,187

Total liabilities as reported in the Group balance sheet				126,358

vii)
The distribution of long-lived assets, which are property, plant and equipment, goodwill and intangible assets and other non-current assets (excluding deferred tax assets and derivative financial instruments), by geographical area was as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Rest of World – Ireland	19,927	14,626
Americas	22,835	38,803

	42,762	53,429

viii)	The distribution of depreciation and amortisation by geographical area was as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Depreciation:
Rest of World – Ireland	127	322	74
Americas	1,587	2,208	1,301

	1,714	2,530	1,375

Rest of World – Ireland	32	642	655
Americas	1,371	1,726	2,170

	1,403	2,368	2,825

ix)	The distribution of share-based payment expense by geographical area was as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Rest of World – Ireland	722	659	1,265
Americas	70	99	104

	792	758	1,369

See Note 22 for further information on share-based payments.

x)	The distribution of interest income and interest expense by geographical area was as follows:

Interest Income Year ended December 31, 2020	Americas US$‘000	Ireland US$‘000	Rest of world Other US$‘000	Eliminations US$‘000	Total US$‘000
Interest income earned	9	27	—	—	36
Inter-segment interest income	—	3,656	4,853	(8,509)	—

Total	9	3,683	4,853	(8,509)	36

Interest Expense Year ended December 31, 2020	Americas US$‘000	Ireland US$‘000	Rest of World Other US$‘000	Eliminations US$‘000	Total US$’000
Interest on finance leases	290	606	—	—	896
Cash interest on exchangeable notes	—	3,996	—	—	3,996
Non-cash interest on exchangeable notes ( Note 25)	—	643	—	—	643
Non-cash financial expense	—	1,216	—	—	1,216
Inter-segment interest expense	6,668	363	1,478	(8,509)	—

Total	6,958	6,824	1,478	(8,509)	6,751

		Rest of world
Interest Income Year ended December 31, 2019	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$‘000
Interest income earned	47	417	—	—	464
Non-cash financial income	—	233	—	—	233
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	47	650	4,853	(4,853)	697

		Rest of World
Interest Expense Year ended December 31, 2019	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$’000
Interest on finance leases	294	653	—	—	947
Interest on tax audit settlement (Note 6)	—	1,000	—	—	1,000
Cash interest on exchangeable notes	—	3,996	—	—	3,996
Non-cash interest on exchangeable notes ( Note 25)	—	639	—	—	639

Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	5,147	6,288	—	(4,853)	6,582

		Rest of world
Interest Income Year ended December 31, 2018	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000
Interest income earned	32	704	—	—	736
Non-cash financial income	—	1,388	—	—	1,388
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	32	2,092	4,853	(4,853)	2,124

		Rest of world
Interest Income Year ended December 31, 2018	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000
Interest on finance leases	7	32	—	—	39
Cash interest on exchangeable notes	—	4,352	—	—	4,352
Non-cash interest on exchangeable notes ( Note 25)	—	689	—	—	689
Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	4,860	5,073	—	(4,853)	5,080

xi)	The distribution of taxation (expense)/credit by geographical area was as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Rest of World – Ireland	293	831	(59)
Rest of World – Other	(8)	—	(3)
Americas	335	175	587

	620	1,006	525

xii)	During 2020, 2019 and 2018 there were no customers generating 10% or more of total revenues.

xiii)	The distribution of capital expenditure by geographical area was as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Rest of World – Ireland	5,609	20,758
Rest of World – Other	-	-
Americas	4,317	12,863

	9,926	33,621